SHARE CAPITAL: (Tables)	6 Months Ended
Jun. 30, 2022
Stockholders' Equity Note [Abstract]
Schedule of Assumptions Used to Estimate Fair Value

The fair value of options granted in 2022 was $3,278. The underlying data used for computing the fair value of the options are as follows:

2022
Value of one ordinary share	$7.72
Dividend yield	0%
Expected volatility	62.6%
Risk-free interest rate	2.5%
Expected term	7 years